Related Party Balances and Transactions - Schedule of Related Parties (Details)	12 Months Ended
Mar. 31, 2024
Mr. Ching Tim Hoi (“Mr. Ching”) [Member]
Schedule of Related Parties [Line Items]
Related parties	Controlling shareholder, CEO and Chairman of the Company and Director of Pure Beauty, Director of Raytech Holdings Company Limited, and Executive Director of Zhongshan Raytech
Zhongshan Raytech Electric Appliances Manufacturing Company Limited (“Zhongshan Raytech”) [Member]
Schedule of Related Parties [Line Items]
Related parties	An entity controlled by Mr. Ching